1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com ALLISON M FUMAI allison.fumai@dechert.com +1 212 698 3526 Direct +1 698 698 3599 Fax

September 29, 2017

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:          Preliminary Proxy Materials for

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

(the “Fund”)

Dear Sir or Madam:

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6 of the General Rules and Regulations promulgated thereunder, the Fund hereby files via EDGAR a copy of the preliminary proxy materials for the Fund’s Special Meeting of Stockholders.  No filing fee is required in connection with this filing.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 698-3526.

Very truly yours,

/s/ Allison M. Fumai
Allison M. Fumai